Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2020
Disclosure of associates [abstract]
Investee Companies and other investments
Note 6 - Investee Companies and Other Investments

Information about investee companies and other investments

A.          U. Dori Energy Infrastructures Ltd. (“Dori Energy”)-

The Company, through its wholly owned subsidiary, Ellomay Clean Energy Ltd. (“Ellomay Energy”), entered into an Investment Agreement (the “Dori Investment Agreement”) with Amos Luzon Entrepreneurship and Energy Group Ltd. (formerly - Dori Group Ltd.) (the “Luzon Group”), and Dori Energy, with respect to an investment in Dori Energy. Dori Energy holds 18.75% of the share capital of Dorad, which owns an approximate 860 MWp bi-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Electricity Authority, the Israel Electric Corporation and Israel Natural Gas Lines Ltd. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. As of June 30, 2020 total performance guarantees provided by Dorad amounted to approximately NIS 172,000 thousand (approximately €44,300 thousand). The Company's indirect share of guarantees that Dorad provided through its shareholders is approximately NIS 16,000 thousand (approximately €4,100 thousand).

Dorad and its shareholders are involved in several legal proceedings as follows:

Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael

In connection with the description of the petition to approve a derivative claim filed by Dory Energy and Hemi Raphael included in Note 6.A to the annual financial statements, evidentiary hearings were held during June, August and September 2020 and the parties filed several motions in connection with the discovery process, the evidentiary hearings and expert opinions. Additional evidentiary hearings are scheduled during the fourth quarter of 2020.

The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding.

Petition to Approve a Derivative Claim filed by Edelcom

Please see above under “Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael” for updates in connection with the description of the petition to approve a derivative claim filed by Edelcom Ltd., one of the shareholders of Dorad (“Edelcom”), included in Note 6 to the annual financial statements. The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding.

Opening Motion filed by Zorlu

In connection with the description of the opening motion filed by Zorlu Enerji Elektrik Uretim A.S., one of the shareholders of Dorad (“Zorlu”), with the District Court in Tel Aviv asking the court to instruct Dorad to convene a shareholders meeting of Dorad to discuss and vote on the planning and construction of an additional power plant adjacent to the existing power plant, the parties filed their summations in writing during June and July 2020. On August 27, 2020, Dorad informed the District Court that the National Infrastructure Committee resolved, inter alia, to approve the presentation of the plan submitted by Doard in connection with the additional power plant to the District Committee’s and the public’s comments, subject to amendments. On September 9, 2020, Eilat-Ashkelon Infrastructure Services Ltd., one of the shareholders of Dorad, and its representatives on the Dorad board of directors submitted a response to the notice, claiming that the information included in the notice supports a rejection of the opening motion. Zurlo and Edelcom each filed a response on September 13, 2020 asking to remove the notice provided by Dorad from the District Court’s file. On September 17, 2020, the District Court ruled that the notice will not be removed from the file.

B.          Pumped Storage Projects (“PSP”) –

On July 17, 2013 the Company entered into a loan agreement with Erez Electricity Ltd. ("Erez Electricity") that owns, among its other holdings, 24% of the pumped storage project in the Gilboa, Israel ("PSP Gilboa") pursuant to which an amount of approximately NIS 770 thousand was loaned to Erez Electricity. In November 2013 in connection with the sale of Erez Electricity's holdings in PSP to third parties, the Company and Erez Electricity reached an agreement according to which the Company was entitled to the repayment of the amount loaned including accrued interest and linkage, amounting to approximately NIS 1,000 thousand and entitled to additional compensation in the aggregate amount of NIS 6,700 thousand (approximately EUR 1,678 thousand) linked to the Israeli CPI and paid in two installments of NIS 1,200 thousand (EUR 260 thousand), which was received in July 2014 and NIS 5,500 thousand (approximately EUR 1,418 thousand), which was received in June 2020 upon receipt of permanent licenses for generation of power and the approval of the technical advisor appointed by the financial institutions who have financed PSP Gilboa to the transfer from set up phase to operational phase.